Plants, Equipment And Facilities (Schedule Of Plants, Equipment And Facilities, At Cost) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 1,939.2	$ 1,937.5
Land And Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	71.6	79.5
Buildings [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	340.4	312.8
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	1,291.9	1,267.3
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 235.3	$ 277.9